Contractul Agreements	9 Months Ended
Sep. 30, 2011
Contractul Agreements [Abstract]
Contractul Agreements [Text Block]
(5)	Contractual Agreements

On September 29, 2010, WEP, through its wholly owned subsidiary, Jiangmen Huiyuan entered into the following agreements with Jiangmen Wealth Water and the shareholders of Jiangmen Wealth Water and such agreements are summarized as follows:

Exclusive Business Cooperation Agreement

Under the terms of the Exclusive Business Cooperation Agreement (“Cooperation Agreement”), Jiangmen Huiyuan has the exclusive rights to provide to Jiangmen Wealth Water complete technical support, technical and consulting services related to Jiangmen Wealth Water’s principal business.  Jiangmen Wealth Water cannot assign its rights under such agreement to another third party without Jiangmen Huiyuan’s consent. However Jiangmen Huiyuan must provide a written notification to Jiangmen Wealth Water of its intent to assign the agreement to a third party but does not need the consent of Jiangmen Wealth Water for such assignment.  Jiangmen Wealth Water agreed to pay an annual service fee to Jiangmen Huiyuan equal to 100% of the annual net income of Jiangmen Wealth Water. This agreement has a ten-year term, subject to renewal or early termination at the option of Jiangmen Huiyuan.

Equity Pledge Agreements

Under the Equity Pledge Agreements entered into among Jiangmen Huiyuan, Jiangmen Wealth Water and the shareholders of Jiangmen Wealth Water, the two shareholders of Jiangmen Wealth Water pledged their equity interests in Jiangmen Wealth Water to guarantee Jiangmen Wealth Water’s performance of its obligations under the Exclusive Business Cooperation Agreement and pay the consulting and service fees when they become due.  If Jiangmen Wealth Water or any of its shareholders breaches his/her respective contractual obligations under the agreement, or upon the occurrence of an event of default, Jiangmen Huiyuan is entitled to certain rights, including the rights to dispose of the pledged equity interests.  In addition, the shareholders of Jiangmen Wealth Water agreed not to dispose of the pledged equity interests or take any actions that would prejudice Jiangmen Huiyuan’s interest. Each of the Equity Pledge Agreements is valid until all the service fee payments due under the Exclusive Business Cooperation Agreement have been fulfilled. Since the Exclusive Business Cooperation Agreement may be renewed at Jiangmen Huiyuan’s option, the equity pledge will remain in effect in the case when the Exclusive Business Cooperation Agreement is being renewed, and until all payments due under the Exclusive Business Cooperation are paid in full by Jiangmen Wealth Water.

Exclusive Option Agreements

Under the two Exclusive Option Agreements among Jiangmen Huiyuan, Jiangmen Wealth Water and the shareholders of Jiangmen Wealth Water, prior to any sale of equity interest of Jiangmen Wealth Water to Jiangmen Huiyuan, the shareholder of Jiangmen Wealth Water agreed to grant exclusive rights to Jiangmen Huiyuan to purchase the equity interests from the shareholders of Jiangmen Wealth Water at a price equal to the registered capital of the proportion of equity interest being purchased to the extent which is permitted by the relevant laws and regulations of the PRC.

Irrevocable Power of Attorney

Under the Irrevocable Power of Attorney, each of the shareholders of Jiangmen Wealth Water granted to Jiangmen Huiyuan the power to exercise all voting rights of such shareholdings in shareholders’ meetings, including, but not limited to, the power to determine the sale or transfer of all or part of such shareholder’s equity interest in, and appoint and elect the directors, the legal representative, chief executive officer and other senior management of Jiangmen Wealth Water. Upon the execution of this Power of Attorney, all the rights of shareholdings in Jiangmen Wealth Water have been assigned to Jiangmen Huiyuan.

Subscription Agreement

Pursuant to the Subscription Agreement, the Company is obligated to file a registration statement with the SEC covering the resale of the ordinary shares underlying the Preference Shares and the Warrants (the “Registrable Securities”) no later than thirty (30) days following the closing date. In the event that the registration statement is not timely filed, the Company is obligated to pay to each investor liquidated damages equal to 1% of each investor’s investment per month pursuant to the Subscription Agreement. In addition, the Company must use its best efforts to cause the registration statement to be declared effective under the Securities Act as promptly as possible, but in no event later than 180 days following the Closing Date (the “Effective Date”). If the registration statement is not declared effective by the SEC on or prior to the Effective Date, then the Company is obligated to pay to each investor liquidated damages equal to 1% of such investor’s investment.

The maximum aggregate liquidated damages payable to each Subscriber under this Agreement is seven percent (7%) of the purchase price paid by such Subscriber pursuant to this Agreement. However, such liquidated damages payable in the event that the Registration Statement is not declared effective by the Effective Date will be waived, provided that (1) the Company has responded to all SEC comments on the Registration Statement and its amendments within twenty (20) business days of their respective receipt, which shall be extended to thirty (30) business days if the SEC response cannot be submitted because the Company is required to provide updated financial statements pursuant to Regulation S-X; and (2) if the Company is current with the filing of all periodic reports under the Exchange Act. Based on the terms of the registration payment arrangement, the Company could become subject to cash damages of up to 7% of the $6,672,031we raised under the Subscription Agreement or $467,042.

The securities shall only be treated as Registrable Securities if and only for so long as they (i) have not been sold (A) pursuant to a registration statement; (B) to or through a broker, dealer or underwriter in a public distribution or a public securities transaction; and/or (C) in a transaction exempt from the registration and prospectus delivery requirements of the Securities Act of 1933, as amended (the “Securities Act”) under Section 4(1) thereof so that all transfer restrictions and restrictive legends with respect thereto, if any, are removed upon the consummation of such sale; (ii) are not held by a holder or a permitted transferee; and (iii) are not eligible for sale pursuant to Rule 144 (or any successor thereto) under the Securities Act.

In connection with filing the registration statement, if the SEC limits the amount of Registrable Securities to be registered for resale pursuant to Rule 415 under the Securities Act, then the Company shall be entitled to exclude such disallowed Registrable Securities (the “Cut Back Shares”) on a pro rata basis among the holders thereof with a first priority given to the shares underlying the Warrants.  The Company shall prepare, and, as soon as practicable but in no event later than the six months from the date the registration statement was declared effective, file with the SEC an additional registration statement (“Additional Registration Statement”) on Form S-1 covering the resale of all of the disallowed Registrable Securities not previously registered on an Additional Registration Statement hereunder.  The Company shall use its best efforts to have each Additional Registration Statement declared effective by the SEC as soon as practicable.  No liquidated damages will accrue on or as to any Cut Back Shares, and the required Filing Date for such additional Registration Statement including the Cutback Shares will be tolled, until such time as the Company is able to effect the registration of the Cut Back Shares in accordance with any SEC comments.  The Company filed the Form S-1 in October 2011 and is currently under the SEC review process.

Make Good Escrow Agreement

In connection with the Private Placement, the Company entered into a Make Good Escrow Agreement (the “Make Good Escrow Agreement”) with Star Prince, and Access America Investments, LLC as representative of the investors, pursuant to which Star Prince delivered into an escrow account share certificates evidencing 4,500,000 ordinary shares held by it (after giving effect to the Reverse Split), to be held in favor of the investors in order to secure certain make good obligations. Under the Make Good Escrow Agreement, the Company established minimum after tax net income thresholds (as determined in accordance with GAAP and excluding any non-cash expenses and one-time expenses related to the reverse acquisition of WEP and the private placement transaction) of $13.2 million for fiscal year 2010 and $18.09 million for fiscal year 2011 and minimum earnings per share thresholds (calculated on a fully diluted basis and including adjustment for any stock splits, stock combinations, stock dividends or similar transactions, and for shares issued in one public offering or pursuant to the exercise of any warrants, options, or other securities issued during or prior to the calculation period) of $0.58 for fiscal year 2010 and $0.66 for fiscal year 2011. If our after tax net income or earnings per share for either fiscal year 2010 or fiscal year 2011 is less than 90% of the applicable performance threshold, then the performance threshold will be deemed not to have been achieved, and the investors will be entitled to receive ordinary shares based upon a pre-defined formula agreed to between the parties. The parties agreed that, for purposes of determining whether or not any of the performance thresholds are met, the release of any of the escrowed shares and any related expense recorded under U.S. GAAP shall not be deemed to be an expense, charge, or any other deduction from revenues even if U.S. GAAP requires contrary treatment or the annual report for the respective fiscal years filed with the SEC by the Company may report otherwise. At September 30, 2011, none was due to investors under the Make Good Escrow Agreement.

Holdback Escrow Agreement

In connection with the Private Placement, the Company entered into a holdback escrow agreement (the “Holdback Escrow Agreement”), with Anslow & Jaclin, LLP, the escrow agent, and Access America Investments, LLC (“AAI”), as representative of the investors, pursuant to which $2,167,203 was deposited with the escrow agent to be distributed upon the satisfaction of certain covenants set forth in the Subscription Agreement. Pursuant to the Holdback Escrow Agreement, the $1,500,000 will be released to the Company upon the hiring of a chief financial officer (“CFO”) on terms acceptable to Access America Investments, LLC and $667,203 will be released to us upon appointment of the required independent directors to our board of directors. On March 1, 2011, the Company appointed the required independent directors to its board of directors and $667,203 fund held in escrow was released to the Company.   In June 2011, the Company hired a qualified CFO.  Per the Company’s negotiation with AAI in June 2011, $750,000 was released as a result of hiring a CFO and the remaining $750,000 will be released based on the negotiation results in September 2011.  The Company is still in negotiation with AAI about the release of the remaining funds held in escrow.

Investor Relations Escrow Agreement

The Company entered into an investor relations escrow agreement with Anslow & Jaclin, LLP, the escrow agent, and Access America Investments, LLC, as representative of the investors, pursuant to which $120,000 was deposited with the escrow agent to be distributed in incremental amounts to pay our investor relations firm, the choice of which is subject to the approval of Access America Investments, LLC, which approval cannot be unreasonably withheld.  These funds remain in escrow at September 30, 2011.

Lockup Agreements

In connection with the Private Placement, we also entered into lockup agreements, or the Lockup Agreement, with WEP shareholders, pursuant to which each of WEP Shareholder agreed not to transfer any of the Company’s capital stock held directly or indirectly by them for an eighteen-month period following the closing of the Private Placement, unless it is approved otherwise by Access America Investments, LLC.